Note 54 - Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Bank's Senior Management (Tables)	12 Months Ended
Dec. 31, 2018
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management Abstract
Remuneration For Non Executive Directors Explanatory
Remuneration for non-executive directors (thousands of euro)
	Board of Directors	Executive Committee	Audit and Compliance Committee	Risk Committee	Remunerations Committee	Appointments Committee	Technology and Cybersecurity Committee	Total
Tomás Alfaro Drake	129	-	18	-	43	25	43	258
José Miguel Andrés Torrecillas	129	-	179	107	-	71	-	485
Jaime Félix Caruana Lacorte (1)	75	83	-	53	-	-	25	237
Belén Garijo López	129	-	71	-	107	20	-	328
Sunir Kumar Kapoor	129	-	-	-	-	-	43	172
Carlos Loring Martínez de Irujo	129	167	-	107	43	-	-	445
Lourdes Máiz Carro	129	-	71	-	43	41	-	284
José Maldonado Ramos	129	167	-	53	-	41	-	390
Ana Peralta Moreno (1)	86	-	36	-	21	-	-	143
Juan Pi Llorens	129	-	71	214	-	-	43	457
Susana Rodríguez Vidarte	129	167	-	107	-	41	-	443
Jan Verplancke (1)	107	-	-	-	-	-	25	132
Total (2)	1,427	584	446	642	257	239	179	3,773

(1) Directors appointed by the General Meeting held on 16 March 2018. This includes the remunerations paid for membership of the various Board Committees throughout the 2018 financial year. The composition of these Committees was modified on 27 June 2018. Remunerations paid in accordance with the date of acceptance of said appointment.

(2) In addition, José Antonio Fernández Rivero, who stepped down as director on 16 March 2018, received a total of €95 thousand in 2018, for his membership of the Board and of a number of Board Committees.

Remuneration Of Executive Directors Explanatory
Annual Fixed Remuneration (thousands of euro), received in 2018

Carlos Torres Vila	1,965
José Manuel González-Páramo Martínez-Murillo	834
Total	2,799

Variable remuneration for financial year 2017, received in 2018
	In cash (1)(thousands of euro)	In shares (1)
Carlos Torres Vila	562	77,493
José Manuel González-Páramo Martínez-Murillo	87	12,029
Total	649	89,522

(1) Remunerations corresponding to the Upfront Portion (40%) of the Annual Variable Remuneration for financial year 2017, 50% in cash and 50% in shares.

Deferred variable remuneration for financial year 2014, received in 2018
	In cash (1)(thousands of euro)	In shares (1)
Carlos Torres Vila	105	11,766
José Manuel González-Páramo Martínez-Murillo	33	3,678
Total	137	15,444

(1) Remunerations corresponding to the last third of the deferred annual variable remuneration for financial year 2014, 50% in cash and 50% in shares, along with its update in cash.

Number Of Shares Explanatory
	Theoretical shares allocated in 2018	Theoretical shares accumulated as at 31 December 2018
Tomás Alfaro Drake	10,367	83,449
José Miguel Andrés Torrecillas	12,755	36,565
Belén Garijo López	7,865	34,641
Sunir Kumar Kapoor	4,811	8,976
Carlos Loring Martínez de Irujo	11,985	98,876
Lourdes Máiz Carro	7,454	23,160
José Maldonado Ramos	11,176	78,995
Juan Pi Llorens	11,562	54,171
Susana Rodríguez Vidarte	12,425	104,983
Total (1)	90,400	523,816

(1) In addition, in 2018, 10,188 "theoretical shares" were allocated to José Antonio Fernández Rivero, who stepped down as a director on 16 March 2018.

Disclosure Of Remuneration For Members of the Senior Management Explanatory
Annual Fixed Remuneration (thousands of euro) received in 2018

Senior Management total	16,129

Annual Variable Remuneration for the 2017 financial year, received in 2018
	In cash(thousands of euro)	In shares
Senior Management total	1,489	205,104

Deferred variable remuneration for the 2014 financial year, received in 2018
	In cash(thousands of euro)	In shares
Senior Management total	573	64,853